Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 16,876	$ 20,537		$ 11,957
Contract assets	789	371	[1]	1,587	[1]
Provision for credit notes to be issued	(465)	(536)		(848)
Provisions on trade receivables	(2,789)	(2,724)		(2,719)
Net trade receivables	$ 14,411	$ 17,648		$ 9,977

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2